UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Duncan-Hurst Capital Management, L.P.
           -----------------------------------------------------
Address:   4365 Executive Drive, Suite 1520
           San Diego, CA 92121
           -----------------------------------------------------

Form 13F File Number: 28-03404
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jarl Nelson
        ---------------------------------------
Title:  V.P. Information Technology and Finance
        ---------------------------------------
Phone:  (858)597-4800
        ---------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jarl Nelson                   San  Diego, California              08/14/2008
--------------------              ----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          117
                                         -----------
Form 13F Information Table Value Total:  $84,462,482
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                    SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AEROPOSTALE INC.               Common Stocks    007865108  1007259   32150          Sole              32150      0    0
AGFEED INDUSTRIES INC          Common Stocks    00846L101    98802    6600          Sole               6600      0    0
AGNICO-EAGLE MINES LTD.        Common Stocks    008474108   252114    3390          Sole               3390      0    0
AGRIUM INC.                    Common Stocks    008916108  1353928   12590          Sole              12590      0    0
AIXTRON AG (ADS)               ADR              009606104    62974    6120          Sole               6120      0    0
AK STEEL HOLDING CORP.         Common Stocks    001547108   612030    8870          Sole               8870      0    0
ALPHA NATURAL RESOURCES INC.   Common Stocks    02076X102  2288122   21940          Sole              21940      0    0
AMERICAN SUPERCONDUCTOR CORP.  Common Stocks    030111108   608016   16960          Sole              16960      0    0
AMERON INTERNATIONAL CORP.     Common Stocks    030710107   136777    1140          Sole               1140      0    0
ARENA RESOURCES INC.           Common Stocks    040049108  1566113   29650          Sole              29650      0    0
ATWOOD OCEANICS INC.           Common Stocks    050095108  1182473    9510          Sole               9510      0    0
Balchem Corp.                  Common Stocks    057665200   562475   24318          Sole              24318      0    0
BALLY TECHNOLOGIES INC         Common Stocks    05874B107   496522   14690          Sole              14690      0    0
BUCYRUS INTERNATIONAL INC.     Common Stocks    118759109   997453   13660          Sole              13660      0    0
CALGON CARBON CORP.            Common Stocks    129603106  1004745   64990          Sole              64990      0    0
CALLON PETROLEUM CO.           Common Stocks    13123X102   151300    5530          Sole               5530      0    0
CANADIAN SOLAR INC.            Common Stocks    136635109   785312   19540          Sole              19540      0    0
CARRIZO OIL & GAS INC.         Common Stocks    144577103  1386312   20360          Sole              20360      0    0
CF INDUSTRIES HOLDINGS INC.    Common Stocks    125269100  2206432   14440          Sole              14440      0    0
CHART INDUSTRIES               Common Stocks    16115Q308  1498598   30810          Sole              30810      0    0
CIRCOR INTERNATIONAL INC.      Common Stocks    17273K109   488920    9980          Sole               9980      0    0
CLEVELAND-CLIFFS INC.          Common Stocks    185896107  1323009   11100          Sole              11100      0    0
COMPASS MINERALS INTERNATIONAL Common Stocks    20451N101  1063392   13200          Sole              13200      0    0
INC.
CONCHO RESOURCES INC           Common Stocks    20605P101   242077    6490          Sole               6490      0    0
CONSOL ENERGY INC.             Common Stocks    20854P109  1564190   13920          Sole              13920      0    0
CORE LABORATORIES N.V.         Common Stocks    N22717107  1249833    8780          Sole               8780      0    0
DARLING INTERNATIONAL INC.     Common Stocks    237266101  1972669  119411          Sole             119411      0    0
DECKERS OUTDOOR CORP.          Common Stocks    243537107   957556    6879          Sole               6879      0    0
DIANA SHIPPING INC.            Common Stocks    Y2066G104   446001   14523          Sole              14523      0    0
ENERSYS INC.                   Common Stocks    29275Y102  1065237   31120          Sole              31120      0    0
EXCEL MARITIME CARRIERS LTD.   Common Stocks    V3267N107    86350    2200          Sole               2200      0    0
EXIDE TECHNOLOGIES             Common Stocks    302051206  1165155   69520          Sole              69520      0    0
F.C. STONE                     Common Stocks    31308T100   559717   20040          Sole              20040      0    0
FIRST SOLAR INC                Common Stocks    336433107  1354005    4963          Sole               4963      0    0
FLOWSERVE CORP.                Common Stocks    34354P105   757318    5540          Sole               5540      0    0
FURMANITE CORP.                Common Stocks    361086101    48119    6030          Sole               6030      0    0
GAMESTOP CORP.                 Common Stocks    36467W109   308252    7630          Sole               7630      0    0
GASCO ENERGY INC.              Common Stocks    367220100   150064   36160          Sole              36160      0    0
GENCO SHIPPING & TRADING       Common Stocks    Y2685T107   581453    8918          Sole               8918      0    0
GENERAL CABLE CORP.            Common Stocks    369300108   188635    3100          Sole               3100      0    0
GMX RESOURCES INC.             Common Stocks    38011M108  1803594   24340          Sole              24340      0    0
GOODRICH PETROLEUM CORP.       Common Stocks    382410405   115258    1390          Sole               1390      0    0
GORMAN-RUPP CO.                Common Stocks    383082104   147408    3700          Sole               3700      0    0
GRAFTECH INTERNATIONAL LTD.    Common Stocks    384313102   673969   25120          Sole              25120      0    0
GRAHAM CORP.                   Common Stocks    384556106   106718    1440          Sole               1440      0    0
GREEN MOUNTAIN COFFEE ROASTERS Common Stocks    393122106  1751250   46613          Sole              46613      0    0
INC.
GUESS? INC.                    Common Stocks    401617105   410826   10970          Sole              10970      0    0
GULFMARK OFFSHORE INC.         Common Stocks    402629109   193739    3330          Sole               3330      0    0
HILL INTERNATIONAL INC         Common Stocks    431466101   269944   16420          Sole              16420      0    0
HORNBECK OFFSHORE SERVICES     Common Stocks    440543106  1027916   18190          Sole              18190      0    0
INC.
ICON PLC                       ADR              45103T107  1999769   26480          Sole              26480      0    0
IHS INC. CL A                  Common Stocks    451734107   227592    3270          Sole               3270      0    0
Innophos Holdings Inc.         Common Stocks    45774N108  1452447   45460          Sole              45460      0    0
International Coal Group Inc.  Common Stocks    45928H106   178524   13680          Sole              13680      0    0
INTREPID POTASH                Common Stocks    46121Y102   689374   10480          Sole              10480      0    0
ION GEOPHYSICAL CORP           Common Stocks    462044108   135412    7760          Sole               7760      0    0
IRIS INTERNATIONAL INC.        Common Stocks    46270W105    65104    4160          Sole               4160      0    0
J A SOLAR HOLDINGS             Common Stocks    466090107   255951   15190          Sole              15190      0    0
JACOBS ENGINEERING GROUP INC.  Common Stocks    469814107   667389    8270          Sole               8270      0    0
JOY GLOBAL INC.                Common Stocks    481165108   564933    7450          Sole               7450      0    0
KOPPERS HOLDINGS INC           Common Stocks    50060P106   867546   20720          Sole              20720      0    0
LIFE SCIENCES RESERCH INC      Common Stocks    532169109   112960    4000          Sole               4000      0    0
LINDSAY MANUFACTURING CO.      Common Stocks    535555106  1071471   12610          Sole              12610      0    0
LKQ CORP.                      Common Stocks    501889208   613476   33950          Sole              33950      0    0
LUFKIN INDUSTRIES INC.         Common Stocks    549764108   959385   11520          Sole              11520      0    0
Mariner Energy Inc.            Common Stocks    56845T305   679841   18389          Sole              18389      0    0
MARTEK BIOSCIENCES CORP.       Common Stocks    572901106   847132   25130          Sole              25130      0    0
MASTERCARD                     Common Stocks    57636Q104   947906    3570          Sole               3570      0    0
METALICO INC.                  Common Stocks    591176102  1277383   72910          Sole              72910      0    0
MILLICOM INTERNATIONAL         Common Stocks    L6388F110   748305    7230          Sole               7230      0    0
CELLULAR S.A.
NATIONAL COAL CORP.            Common Stocks    632381208   118946   13410          Sole              13410      0    0
NATURAL GAS SERVICES GROUP     Common Stocks    63886Q109   228295    7490          Sole               7490      0    0
INC.
NGAS RESOURCES INC.            Common Stocks    62912T103   188198   20280          Sole              20280      0    0
NORTHWEST PIPE CO.             Common Stocks    667746101   242730    4350          Sole               4350      0    0
NU SKIN ENTERPRISES INC.       Common Stocks    67018T105   134876    9040          Sole               9040      0    0
NUVASIVE INC.                  Common Stocks    670704105   889627   19920          Sole              19920      0    0
OLYMPIC STEEL INC.             Common Stocks    68162K106   675688    8900          Sole               8900      0    0
OMEGA PROTEIN CORP.            Common Stocks    68210P107   924657   61850          Sole              61850      0    0
ON ASSIGNMENT INC.             Common Stocks    682159108    99047   12350          Sole              12350      0    0
PARAGON SHIPPING INC           Common Stocks    69913R309   200976   11970          Sole              11970      0    0
PAREXEL INTERNATIONAL CORP.    Common Stocks    699462107    97873    3720          Sole               3720      0    0
PENN VIRGINIA CORP.            Common Stocks    707882106   568666    7540          Sole               7540      0    0
Petroleum Development Corp.    Common Stocks    716578109   765964   11520          Sole              11520      0    0
PETROQUEST                     Common Stocks    716748108  1255154   46660          Sole              46660      0    0
POLYPORE INTERNATIONAL IN      Common Stocks    73179V103   824491   32550          Sole              32550      0    0
POWELL INDUSTRIES INC.         Common Stocks    739128106  1131200   22440          Sole              22440      0    0
PRICELINE.COM INC.             Common Stocks    741503403  2311509   20020          Sole              20020      0    0
QUANTA SERVICES INC.           Common Stocks    74762E102   191967    5770          Sole               5770      0    0
QUICKSILVER RESOURCES INC.     Common Stocks    74837R104   433154   11210          Sole              11210      0    0
ROBBINS & MYERS INC.           Common Stocks    770196103   252342    5060          Sole               5060      0    0
Rosetta Resources Inc.         Common Stocks    777779307   247380    8680          Sole               8680      0    0
RTI BIOLOGICS, INC.            Common Stocks    75886N100   362687   41450          Sole              41450      0    0
RUDDICK CORP.                  Common Stocks    781258108   128319    3740          Sole               3740      0    0
SENSIENT TECHNOLOGIES CORP.    Common Stocks    81725T100   271744    9650          Sole               9650      0    0
SHANDA INTERACTIVE             ADR              81941Q203   809613   29820          Sole              29820      0    0
ENTERTAINMENT LTD.
SOUTHWESTERN ENERGY CO.        Common Stocks    845467109   390878    8210          Sole               8210      0    0
SPX CORP.                      Common Stocks    784635104   674457    5120          Sole               5120      0    0
Stanley Inc.                   Common Stocks    854532108   229947    6860          Sole               6860      0    0
T-3 ENERGY SERVICES INC.       Common Stocks    87306E107   294039    3700          Sole               3700      0    0
TEAM INC                       Common Stocks    878155100   789051   22991          Sole              22991      0    0
TECUMSEH PRODUCTS CO.          Common Stocks    878895200   569716   17380          Sole              17380      0    0
TELEDYNE TECHNOLOGIES INC.     Common Stocks    879360105   802107   16440          Sole              16440      0    0
TITAN INTERNATIONAL INC.       Common Stocks    88830M102   840632   23600          Sole              23600      0    0
TITAN MACHINERY INC.           Common Stocks    88830R101  1062280   33917          Sole              33917      0    0
TNS INC.                       Common Stocks    872960109   662733   27660          Sole              27660      0    0
TUPPERWARE CORP.               Common Stocks    899896104   707327   20670          Sole              20670      0    0
UNIT CORP.                     Common Stocks    909218109   754197    9090          Sole               9090      0    0
URBAN OUTFITTERS INC.          Common Stocks    917047102   665438   21335          Sole              21335      0    0
VOCUS                          Common Stocks    92858J108   264759    8230          Sole               8230      0    0
WALTER INDUSTRIES INC.         Common Stocks    93317Q105  2587638   23790          Sole              23790      0    0
WARNACO GROUP INC.             Common Stocks    934390402   463616   10520          Sole              10520      0    0
WESTERN DIGITAL CORP.          Common Stocks    958102105   892945   25860          Sole              25860      0    0
WHITING PETROLEUM CORP.        Common Stocks    966387102  1107475   10440          Sole              10440      0    0
WILLBROS GROUP INC.            Common Stocks    969199108  1496111   34150          Sole              34150      0    0
WMS INDUSTRIES INC.            Common Stocks    929297109   597483   20070          Sole              20070      0    0
WRIGHT MEDICAL GROUP INC.      Common Stocks    98235T107   140345    4940          Sole               4940      0    0
YAMANA GOLD INC.               Common Stocks    98462Y100   421935   25510          Sole              25510      0    0
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